ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENT OF INCOME - IFRS 16 - Excluding the effects of adopting IFRS 16 (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements of Income
Cost of sales	R$ 22,158,947	R$ 21,025,767	R$ 20,272,530
Selling expenses	12,701,222	12,832,741	13,136,474
General and administrative expenses	2,498,096	2,598,970	2,443,105
Finance expenses	1,953,011	R$ 2,285,487	R$ 2,659,002
Total expenses
Consolidated Statements of Income
Total Cost of sales	(95,057)
Selling expenses	5,256
General and administrative expenses	71,053
Finance expenses	401,484
Total	252,606
Rental cost and expenses
Consolidated Statements of Income
Cost of sales, Rental costs and expenses	(1,699,886)
Rental costs and expenses	(1,901,698)
Selling expenses	(71,335)
General and administrative expenses	(130,477)
Depreciation cost and expenses
Consolidated Statements of Income
Cost of sales	1,604,829
Selling expenses	76,591
General and administrative expenses	201,530
Total	1,882,950
Financial charges
Consolidated Statements of Income
Finance expenses	401,484
Total	401,484
Income and social contribution taxes
Consolidated Statements of Income
Income and social contribution taxes	R$ (130,130)